Financial Risk Management - Fair value of derivative instruments (Details) - Foreign exchange forward contracts - Foreign exchange risk - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Derivative assets
Total derivative assets	$ 63	$ 3,252
Derivative liabilities
Total derivative liabilities	5,417	0
Prepaid expenses and other current assets
Derivative assets
Derivatives designated as hedging instruments	39	2,915
Derivatives not designated as hedging instruments	21	88
Other non-current assets
Derivative assets
Derivatives designated as hedging instruments	3	249
Trade and other payables
Derivative liabilities
Derivatives designated as hedging instruments	5,006	0
Derivatives not designated as hedging instruments	207	0
Other non-current liabilities
Derivative liabilities
Derivatives designated as hedging instruments	$ 204	$ 0